Calvert
US Large-Cap Value Responsible Index Fund
June 30, 2021
Schedule of Investments (Unaudited)

Common Stocks — 99.5%

Security	Shares	Value
Aerospace & Defense — 0.1%
Curtiss-Wright Corp.	7,563	$ 898,182
Hexcel Corp.(1)	9,087	567,029
Teledyne Technologies, Inc.(1)	1,785	747,611
		$ 2,212,822
Air Freight & Logistics — 1.3%
C.H. Robinson Worldwide, Inc.	20,305	$ 1,901,969
FedEx Corp.	29,446	8,784,625
United Parcel Service, Inc., Class B	43,540	9,055,014
		$19,741,608
Airlines — 0.2%
American Airlines Group, Inc.(1)	17,118	$363,073
Delta Air Lines, Inc.(1)	244	10,556
JetBlue Airways Corp.(1)	10,627	178,321
Southwest Airlines Co.(1)	34,036	1,806,971
		$2,358,921
Auto Components — 0.3%
Autoliv, Inc.	9,047	$884,435
BorgWarner, Inc.	36,508	1,772,098
Gentex Corp.	15,088	499,262
Lear Corp.	7,484	1,311,796
		$4,467,591
Automobiles — 1.4%
Ford Motor Co.(1)	564,609	$8,390,090
General Motors Co.(1)	181,705	10,751,485
Harley-Davidson, Inc.	13,154	602,716
Thor Industries, Inc.	8,896	1,005,248
		$20,749,539
Banks — 13.8%
Bank of America Corp.	860,479	$35,477,549
Bank OZK	21,530	907,705
BOK Financial Corp.	5,756	498,470
CIT Group, Inc.	16,270	839,369
Citigroup, Inc.	245,286	17,353,984
Citizens Financial Group, Inc.	69,773	3,200,487
Comerica, Inc.	22,920	1,635,113
Commerce Bancshares, Inc.	18,704	1,394,570
Cullen/Frost Bankers, Inc.	9,695	1,085,840
East West Bancorp, Inc.	23,249	1,666,721
Fifth Third Bancorp	119,446	4,566,420
Security	Shares	Value
Banks (continued)
First Citizens Bancshares, Inc., Class A	1,058	$ 881,039
First Financial Bankshares, Inc.	12,346	606,559
First Horizon Corp.	89,631	1,548,824
First Republic Bank	17,311	3,240,100
Glacier Bancorp, Inc.	15,771	868,667
Huntington Bancshares, Inc.	165,092	2,355,863
JPMorgan Chase & Co.	326,366	50,762,968
KeyCorp	158,986	3,283,061
M&T Bank Corp.	21,061	3,060,374
PacWest Bancorp	18,804	773,973
People's United Financial, Inc.	73,578	1,261,127
Pinnacle Financial Partners, Inc.	12,261	1,082,524
PNC Financial Services Group, Inc. (The)	55,721	10,629,338
Popular, Inc.	13,845	1,039,067
Prosperity Bancshares, Inc.	14,715	1,056,537
Regions Financial Corp.	157,860	3,185,615
Signature Bank	7,995	1,963,972
South State Corp.	11,577	946,535
Sterling Bancorp	31,709	786,066
SVB Financial Group(1)	2,262	1,258,645
Synovus Financial Corp.	24,434	1,072,164
Truist Financial Corp.	176,273	9,783,151
U.S. Bancorp	191,914	10,933,340
UMB Financial Corp.	7,227	672,545
United Bankshares, Inc.	22,534	822,491
Valley National Bancorp	70,329	944,518
Webster Financial Corp.	14,852	792,206
Wells Fargo & Co.	480,906	21,780,233
Western Alliance Bancorp	13,265	1,231,655
Wintrust Financial Corp.	9,357	707,670
Zions Bancorp NA	26,664	1,409,459
		$209,366,514
Beverages — 2.0%
Coca-Cola Co. (The)	176,721	$9,562,373
Keurig Dr Pepper, Inc.	136,097	4,796,058
PepsiCo, Inc.	110,380	16,355,005
		$30,713,436
Biotechnology — 1.4%
Allakos, Inc.(1)	6,592	$562,759
Amgen, Inc.	24,558	5,986,013
Biogen, Inc.(1)	14,202	4,917,727
Biohaven Pharmaceutical Holding Co., Ltd.(1)	11,047	1,072,443
BioMarin Pharmaceutical, Inc.(1)	17,252	1,439,507
Bridgebio Pharma, Inc.(1)(2)	19,770	1,205,179

Calvert
US Large-Cap Value Responsible Index Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Biotechnology (continued)
Incyte Corp.(1)	9,634	$ 810,508
Mirati Therapeutics, Inc.(1)	9,965	1,609,646
Natera, Inc.(1)	15,578	1,768,570
United Therapeutics Corp.(1)	5,420	972,402
Vir Biotechnology, Inc.(1)(2)	13,536	639,982
		$ 20,984,736
Building Products — 1.5%
Allegion PLC	2,872	$ 400,070
Armstrong World Industries, Inc.	4,928	528,577
AZEK Co., Inc. (The)(1)	10,959	465,319
Carrier Global Corp.	104,247	5,066,404
Fortune Brands Home & Security, Inc.	10,333	1,029,270
Johnson Controls International PLC	94,250	6,468,378
Masco Corp.	7,643	450,249
Owens Corning	31,507	3,084,535
Trane Technologies PLC	26,816	4,937,898
UFP Industries, Inc.	7,913	588,253
		$23,018,953
Capital Markets — 6.4%
Affiliated Managers Group, Inc.	4,623	$712,913
Ameriprise Financial, Inc.	2,656	661,025
Ares Management Corp., Class A	12,620	802,506
Bank of New York Mellon Corp. (The)	135,649	6,949,298
BlackRock, Inc.	12,675	11,090,245
Blackstone Group, Inc. (The), Class A	81,789	7,944,984
Cboe Global Markets, Inc.	10,324	1,229,072
Charles Schwab Corp. (The)	119,650	8,711,717
CME Group, Inc.	42,173	8,969,354
Evercore, Inc., Class A	4,216	593,486
Franklin Resources, Inc.	47,721	1,526,595
Goldman Sachs Group, Inc. (The)	40,789	15,480,649
Hamilton Lane, Inc., Class A	1,827	166,476
Houlihan Lokey, Inc.	6,106	499,410
Interactive Brokers Group, Inc., Class A	13,450	884,069
Intercontinental Exchange, Inc.	49,551	5,881,704
Invesco, Ltd.	62,036	1,658,222
Jefferies Financial Group, Inc.	41,718	1,426,756
KKR & Co., Inc.	78,709	4,662,721
Lazard, Ltd., Class A	17,069	772,372
LPL Financial Holdings, Inc.	1,848	249,443
Nasdaq, Inc.	9,553	1,679,417
Northern Trust Corp.	34,912	4,036,525
Raymond James Financial, Inc.	20,082	2,608,652
SEI Investments Co.	1,710	105,969
Security	Shares	Value
Capital Markets (continued)
State Street Corp.	58,847	$ 4,841,931
Stifel Financial Corp.	18,040	1,170,074
T. Rowe Price Group, Inc.	7,420	1,468,937
Virtu Financial, Inc., Class A	18,092	499,882
		$ 97,284,404
Chemicals — 1.9%
Air Products & Chemicals, Inc.	20,163	$ 5,800,492
Ashland Global Holdings, Inc.	15,013	1,313,638
Avient Corp.	21,493	1,056,596
Celanese Corp.	26,160	3,965,856
Eastman Chemical Co.	25,530	2,980,627
Huntsman Corp.	49,912	1,323,666
International Flavors & Fragrances, Inc.	31,271	4,671,887
Mosaic Co. (The)	81,603	2,603,952
PPG Industries, Inc.	24,408	4,143,746
Sherwin-Williams Co. (The)	3,218	876,744
		$28,737,204
Commercial Services & Supplies — 0.9%
ADT, Inc.	13,654	$147,327
Cintas Corp.	2,777	1,060,814
Clean Harbors, Inc.(1)	11,235	1,046,428
MSA Safety, Inc.	257	42,554
Republic Services, Inc.	37,875	4,166,629
Stericycle, Inc.(1)	21,770	1,557,643
Tetra Tech, Inc.	7,191	877,590
Waste Management, Inc.	37,882	5,307,647
		$14,206,632
Communications Equipment — 1.3%
Ciena Corp.(1)	16,518	$939,709
Cisco Systems, Inc.	330,016	17,490,848
Juniper Networks, Inc.	40,231	1,100,318
Lumentum Holdings, Inc.(1)	8,609	706,196
Motorola Solutions, Inc.	449	97,366
		$20,334,437
Construction & Engineering — 0.5%
AECOM(1)	37,507	$2,374,943
EMCOR Group, Inc.	8,118	1,000,056
MasTec, Inc.(1)	11,575	1,228,107
Quanta Services, Inc.	27,094	2,453,904
Valmont Industries, Inc.	3,130	738,837
		$7,795,847

Calvert
US Large-Cap Value Responsible Index Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Construction Materials — 0.5%
Martin Marietta Materials, Inc.	9,995	$ 3,516,341
Vulcan Materials Co.	19,475	3,390,013
		$ 6,906,354
Consumer Finance — 2.4%
Ally Financial, Inc.	60,700	$ 3,025,288
American Express Co.	61,230	10,117,033
Capital One Financial Corp.	60,683	9,387,053
Credit Acceptance Corp.(1)(2)	1,539	698,875
Discover Financial Services	51,318	6,070,406
OneMain Holdings, Inc.	15,517	929,624
Santander Consumer USA Holdings, Inc.	11,811	428,976
SLM Corp.	50,801	1,063,773
Synchrony Financial	98,697	4,788,778
		$36,509,806
Containers & Packaging — 1.2%
AptarGroup, Inc.	8,238	$1,160,240
Ardagh Group S.A.	3,800	93,176
Avery Dennison Corp.	6,178	1,298,863
Ball Corp.	27,059	2,192,320
Berry Global Group, Inc.(1)	31,747	2,070,539
Crown Holdings, Inc.	23,197	2,370,965
Graphic Packaging Holding Co.	66,933	1,214,165
Packaging Corp. of America	19,365	2,622,408
Silgan Holdings, Inc.	20,079	833,279
Sonoco Products Co.	22,771	1,523,380
WestRock Co.	54,078	2,878,031
		$18,257,366
Distributors — 0.2%
Genuine Parts Co.	7,443	$941,316
LKQ Corp.(1)	40,684	2,002,467
		$2,943,783
Diversified Consumer Services — 0.1%
Service Corp. International	28,871	$1,547,197
Terminix Global Holdings, Inc.(1)	9,008	429,772
		$1,976,969
Diversified Financial Services — 0.1%
Voya Financial, Inc.	20,844	$1,281,906
		$1,281,906
Diversified Telecommunication Services — 3.5%
AT&T, Inc.	822,050	$23,658,599
Security	Shares	Value
Diversified Telecommunication Services (continued)
Iridium Communications, Inc.(1)	3,540	$ 141,564
Lumen Technologies, Inc.	167,666	2,278,581
Verizon Communications, Inc.	472,261	26,460,784
		$ 52,539,528
Electric Utilities — 2.1%
Alliant Energy Corp.	66,245	$ 3,693,821
Avangrid, Inc.	15,195	781,479
Eversource Energy	64,585	5,182,300
Hawaiian Electric Industries, Inc.	27,909	1,179,993
NextEra Energy, Inc.	196,686	14,413,150
Xcel Energy, Inc.	88,789	5,849,419
		$31,100,162
Electrical Equipment — 1.5%
Acuity Brands, Inc.	5,126	$958,716
AMETEK, Inc.	11,114	1,483,719
Eaton Corp. PLC	44,556	6,602,308
Emerson Electric Co.	65,500	6,303,720
Hubbell, Inc.	8,723	1,629,805
Regal Beloit Corp.	9,363	1,250,054
Rockwell Automation, Inc.	12,131	3,469,709
Sensata Technologies Holding PLC(1)	3,869	224,286
Sunrun, Inc.(1)(2)	22,168	1,236,531
		$23,158,848
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	17,183	$1,175,489
Arrow Electronics, Inc.(1)	9,941	1,131,584
Coherent, Inc.(1)	3,713	981,495
Corning, Inc.	82,694	3,382,185
II-VI, Inc.(1)	12,604	914,924
IPG Photonics Corp.(1)	386	81,357
Jabil, Inc.	21,176	1,230,749
Littelfuse, Inc.	2,651	675,448
SYNNEX Corp.	5,615	683,683
		$10,256,914
Energy Equipment & Services — 0.3%
Baker Hughes Co.	172,382	$3,942,376
		$3,942,376
Entertainment — 0.8%
AMC Entertainment Holdings, Inc., Class A(1)	59,527	$3,373,990
Live Nation Entertainment, Inc.(1)	9,177	803,814
Walt Disney Co. (The)(1)	46,812	8,228,145

Calvert
US Large-Cap Value Responsible Index Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Entertainment (continued)
Warner Music Group Corp., Class A(2)	1,485	$ 53,519
		$ 12,459,468
Food & Staples Retailing — 4.0%
Albertsons Cos., Inc., Class A	11,207	$ 220,330
BJ's Wholesale Club Holdings, Inc.(1)	20,729	986,286
Casey's General Stores, Inc.	7,841	1,526,172
Costco Wholesale Corp.	49,614	19,630,772
Kroger Co. (The)	141,122	5,406,384
Performance Food Group Co.(1)	28,925	1,402,573
Sysco Corp.	77,711	6,042,030
US Foods Holding Corp.(1)	45,451	1,743,500
Walmart, Inc.	166,595	23,493,227
		$60,451,274
Food Products — 3.0%
Beyond Meat, Inc.(1)(2)	11,897	$1,873,659
Bunge, Ltd.	29,774	2,326,838
Campbell Soup Co.	43,006	1,960,644
Conagra Brands, Inc.	105,834	3,850,241
Darling Ingredients, Inc.(1)	10,745	725,287
Flowers Foods, Inc.	42,339	1,024,604
General Mills, Inc.	100,664	6,133,458
Hershey Co. (The)	10,099	1,759,044
Hormel Foods Corp.(2)	46,297	2,210,682
JM Smucker Co. (The)	22,592	2,927,245
Kellogg Co.	53,175	3,420,748
Kraft Heinz Co. (The)	50,616	2,064,120
Lancaster Colony Corp.	1,144	221,375
McCormick & Co., Inc.	33,070	2,920,742
Mondelez International, Inc., Class A	172,818	10,790,756
Post Holdings, Inc.(1)	12,415	1,346,655
		$45,556,098
Health Care Equipment & Supplies — 2.2%
Baxter International, Inc.	25,158	$2,025,219
Becton, Dickinson and Co.	22,097	5,373,770
Cooper Cos., Inc. (The)	9,621	3,812,514
Danaher Corp.	12,128	3,254,670
Hill-Rom Holdings, Inc.	8,582	974,829
Hologic, Inc.(1)	37,581	2,507,404
Integra LifeSciences Holdings Corp.(1)	5,114	348,979
Medtronic PLC	84,094	10,438,588
Nevro Corp.(1)(2)	5,999	994,574
STERIS PLC	3,479	717,718
Tandem Diabetes Care, Inc.(1)	12,426	1,210,293
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Zimmer Biomet Holdings, Inc.	9,456	$ 1,520,714
		$ 33,179,272
Health Care Providers & Services — 4.1%
Anthem, Inc.	30,959	$ 11,820,146
Centene Corp.(1)	90,954	6,633,275
CVS Health Corp.	164,271	13,706,772
DaVita, Inc.(1)	8,577	1,032,928
Encompass Health Corp.	13,653	1,065,344
HCA Healthcare, Inc.	27,568	5,699,408
Henry Schein, Inc.(1)	28,189	2,091,342
Humana, Inc.	18,629	8,247,431
Laboratory Corp. of America Holdings(1)	18,775	5,179,084
LHC Group, Inc.(1)	1,460	292,380
Molina Healthcare, Inc.(1)	10,733	2,716,093
Quest Diagnostics, Inc.	24,993	3,298,326
Select Medical Holdings Corp.	21,492	908,252
		$62,690,781
Health Care Technology — 0.1%
Cerner Corp.	14,078	$1,100,336
Change Healthcare, Inc.(1)	27,049	623,209
GoodRx Holdings, Inc., Class A(1)(2)	8,968	322,938
		$2,046,483
Hotels, Restaurants & Leisure — 0.8%
Aramark	38,805	$1,445,486
Darden Restaurants, Inc.	5,868	856,669
Expedia Group, Inc.(1)	9,581	1,568,506
Hilton Worldwide Holdings, Inc.(1)	20,095	2,423,859
Hyatt Hotels Corp., Class A(1)	185	14,363
Marriott International, Inc., Class A(1)	22,472	3,067,877
Marriott Vacations Worldwide Corp.(1)	3,955	630,032
Royal Caribbean Cruises, Ltd.(1)	7,605	648,554
Travel + Leisure Co.	12,450	740,153
Vail Resorts, Inc.(1)	1,974	624,811
Wendy's Co. (The)	12,305	288,183
Wyndham Hotels & Resorts, Inc.	2,575	186,147
Yum! Brands, Inc.	2,047	235,466
		$12,730,106
Household Durables — 1.4%
D.R. Horton, Inc.	52,762	$4,768,102
Leggett & Platt, Inc.	19,857	1,028,791
Lennar Corp., Class A	53,143	5,279,757
Mohawk Industries, Inc.(1)	7,850	1,508,692

Calvert
US Large-Cap Value Responsible Index Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Household Durables (continued)
Newell Brands, Inc.	53,071	$ 1,457,860
PulteGroup, Inc.	67,947	3,707,868
Toll Brothers, Inc.	30,903	1,786,502
TopBuild Corp.(1)	1,173	231,996
Whirlpool Corp.	8,859	1,931,439
		$ 21,701,007
Household Products — 2.3%
Church & Dwight Co., Inc.	11,398	$ 971,338
Clorox Co. (The)	6,800	1,223,388
Colgate-Palmolive Co.	29,153	2,371,596
Kimberly-Clark Corp.	37,914	5,072,135
Procter & Gamble Co. (The)	187,950	25,360,093
Reynolds Consumer Products, Inc.	7,796	236,609
		$35,235,159
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp. (The)	128,940	$3,361,466
Brookfield Renewable Corp., Class A	30,356	1,273,130
Clearway Energy, Inc., Class C	19,954	528,382
		$5,162,978
Industrial Conglomerates — 0.9%
3M Co.	59,445	$11,807,560
Carlisle Cos., Inc.	7,664	1,466,736
Roper Technologies, Inc.	2,212	1,040,083
		$14,314,379
Insurance — 5.3%
Aflac, Inc.	104,576	$5,611,548
Alleghany Corp.(1)	2,226	1,484,898
Allstate Corp. (The)	48,048	6,267,381
American Financial Group, Inc.	12,216	1,523,580
American International Group, Inc.	127,058	6,047,961
Arch Capital Group, Ltd.(1)	64,649	2,517,432
Assurant, Inc.	9,900	1,546,182
Brown & Brown, Inc.	18,724	994,993
Enstar Group, Ltd.(1)	1,999	477,601
Erie Indemnity Co., Class A	1,240	239,754
Everest Re Group, Ltd.	6,518	1,642,601
First American Financial Corp.	17,334	1,080,775
Globe Life, Inc.	16,649	1,585,817
Hanover Insurance Group, Inc. (The)	6,448	874,607
Hartford Financial Services Group, Inc. (The)	61,056	3,783,640
Kemper Corp.	10,266	758,657
Lincoln National Corp.	29,485	1,852,837
Security	Shares	Value
Insurance (continued)
Marsh & McLennan Cos., Inc.	33,998	$ 4,782,839
MetLife, Inc.	83,805	5,015,729
Primerica, Inc.	5,740	879,024
Principal Financial Group, Inc.	44,602	2,818,400
Progressive Corp. (The)	83,848	8,234,712
Prudential Financial, Inc.	62,708	6,425,689
Reinsurance Group of America, Inc.	11,189	1,275,546
RenaissanceRe Holdings, Ltd.	8,053	1,198,448
RLI Corp.	5,553	580,788
Travelers Cos., Inc. (The)	40,802	6,108,467
Unum Group	33,654	955,774
Willis Towers Watson PLC	15,272	3,512,866
		$80,078,546
Interactive Media & Services — 0.7%
Angi, Inc., Class A(1)	645	$8,720
IAC/InterActiveCorp.(1)	12,733	1,963,046
Pinterest, Inc., Class A(1)	83,827	6,618,142
Snap, Inc., Class A(1)	11,512	784,428
TripAdvisor, Inc.(1)	11,036	444,751
		$9,819,087
Internet & Direct Marketing Retail — 0.1%
eBay, Inc.	13,755	$965,738
Qurate Retail, Inc., Series A	51,531	674,541
Stitch Fix, Inc., Class A(1)	110	6,633
		$1,646,912
IT Services — 3.2%
Accenture PLC, Class A	10,880	$3,207,315
Alliance Data Systems Corp.	7,598	791,636
Amdocs, Ltd.	19,538	1,511,460
Automatic Data Processing, Inc.	31,877	6,331,410
Broadridge Financial Solutions, Inc.	3,396	548,556
Cognizant Technology Solutions Corp., Class A	53,073	3,675,836
DXC Technology Co.(1)	37,341	1,454,059
Euronet Worldwide, Inc.(1)	77	10,422
Fastly, Inc., Class A(1)(2)	13,265	790,594
Fidelity National Information Services, Inc.	72,398	10,256,625
Genpact, Ltd.	10,391	472,063
International Business Machines Corp.	109,489	16,049,992
Jack Henry & Associates, Inc.	1,295	211,745
MAXIMUS, Inc.	6,627	582,977
Paychex, Inc.	19,935	2,139,025
Switch, Inc., Class A	18,294	386,186

Calvert
US Large-Cap Value Responsible Index Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
IT Services (continued)
TTEC Holdings, Inc.	200	$ 20,618
		$ 48,440,519
Leisure Products — 0.3%
Brunswick Corp.	12,843	$ 1,279,420
Callaway Golf Co.(1)	11,583	390,694
Hasbro, Inc.	16,772	1,585,289
Mattel, Inc.(1)	31,727	637,713
		$ 3,893,116
Life Sciences Tools & Services — 0.2%
Adaptive Biotechnologies Corp.(1)	13,942	$569,670
Bio-Rad Laboratories, Inc., Class A(1)	3,915	2,522,395
Syneos Health, Inc.(1)	3,307	295,944
		$3,388,009
Machinery — 5.1%
AGCO Corp.	14,012	$1,826,885
Caterpillar, Inc.	37,794	8,225,108
Chart Industries, Inc.(1)	3,168	463,542
CNH Industrial NV	203,848	3,408,339
Crane Co.	10,994	1,015,516
Cummins, Inc.	21,524	5,247,766
Deere & Co.	20,733	7,312,736
Donaldson Co., Inc.	12,594	800,097
Dover Corp.	20,756	3,125,854
Flowserve Corp.	26,573	1,071,423
Fortive Corp.	67,161	4,683,808
IDEX Corp.	3,335	733,867
Illinois Tool Works, Inc.	20,176	4,510,547
Ingersoll Rand, Inc.(1)	40,061	1,955,377
John Bean Technologies Corp.	1,870	266,699
Lincoln Electric Holdings, Inc.	4,604	606,393
Middleby Corp.(1)	1,490	258,157
Nordson Corp.	2,837	622,750
Oshkosh Corp.	14,909	1,858,258
Otis Worldwide Corp.	17,589	1,438,253
PACCAR, Inc.	61,170	5,459,422
Parker-Hannifin Corp.	15,823	4,859,402
Pentair PLC	29,351	1,980,899
RBC Bearings, Inc.(1)	1,564	311,893
Rexnord Corp.	16,320	816,653
Snap-on, Inc.	6,087	1,360,018
Stanley Black & Decker, Inc.	26,192	5,369,098
Timken Co. (The)	15,825	1,275,337
Toro Co. (The)	1,805	198,333
Security	Shares	Value
Machinery (continued)
Watts Water Technologies, Inc., Class A	3,208	$ 468,079
Westinghouse Air Brake Technologies Corp.	41,845	3,443,844
Woodward, Inc.	6,738	827,965
Xylem, Inc.	8,763	1,051,209
		$ 76,853,527
Media — 2.9%
Altice USA, Inc., Class A(1)	9,123	$ 311,459
Cable One, Inc.	135	258,229
Charter Communications, Inc., Class A(1)	6,095	4,397,238
Comcast Corp., Class A	502,480	28,651,409
Discovery, Inc., Class A(1)	28,381	870,729
Interpublic Group of Cos., Inc. (The)	65,324	2,122,377
Omnicom Group, Inc.	37,524	3,001,545
ViacomCBS, Inc., Class B	107,449	4,856,695
		$44,469,681
Metals & Mining — 0.8%
Nucor Corp.	53,925	$5,173,026
Reliance Steel & Aluminum Co.	19,879	2,999,741
Steel Dynamics, Inc.	58,802	3,504,599
		$11,677,366
Multiline Retail — 1.2%
Dollar General Corp.	18,528	$4,009,274
Kohl's Corp.	21,883	1,205,972
Macy's, Inc.(1)	43,122	817,593
Nordstrom, Inc.(1)	14,261	521,525
Ollie's Bargain Outlet Holdings, Inc.(1)(2)	1,025	86,233
Target Corp.	49,062	11,860,248
		$18,500,845
Multi-Utilities — 1.3%
Ameren Corp.	54,331	$4,348,653
CMS Energy Corp.	65,675	3,880,079
Consolidated Edison, Inc.	66,094	4,740,262
Sempra Energy	48,510	6,426,605
		$19,395,599
Oil, Gas & Consumable Fuels — 0.0%(3)
New Fortress Energy, Inc.(2)	11,336	$429,408
		$429,408
Paper & Forest Products — 0.0%(3)
Louisiana-Pacific Corp.	8,076	$486,902
		$486,902

Calvert
US Large-Cap Value Responsible Index Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Personal Products — 0.0%(3)
Coty, Inc., Class A(1)	35,111	$ 327,937
		$ 327,937
Pharmaceuticals — 2.5%
Bristol-Myers Squibb Co.	17,285	$ 1,154,984
Catalent, Inc.(1)	2,853	308,466
Elanco Animal Health, Inc.(1)	33,936	1,177,240
Jazz Pharmaceuticals PLC(1)	3,966	704,520
Merck & Co., Inc.	66,532	5,174,194
Organon & Co.(1)	9,531	288,408
Perrigo Co. PLC	25,762	1,181,188
Pfizer, Inc.	642,815	25,172,635
Reata Pharmaceuticals, Inc., Class A(1)(2)	5,452	771,622
Royalty Pharma PLC, Class A	39,662	1,625,745
		$37,559,002
Professional Services — 0.4%
ASGN, Inc.(1)	5,666	$549,205
Booz Allen Hamilton Holding Corp.	14,952	1,273,611
Dun & Bradstreet Holdings, Inc.(1)	50	1,069
FTI Consulting, Inc.(1)	3,199	437,016
ManpowerGroup, Inc.	9,966	1,185,057
Robert Half International, Inc.	6,780	603,217
Science Applications International Corp.	8,855	776,849
TriNet Group, Inc.(1)	5,550	402,264
Upwork, Inc.(1)	5,697	332,078
		$5,560,366
Real Estate Management & Development — 0.4%
CBRE Group, Inc., Class A(1)	28,525	$2,445,448
Howard Hughes Corp. (The)(1)	11,854	1,155,291
Jones Lang LaSalle, Inc.(1)	13,755	2,688,552
		$6,289,291
Road & Rail — 1.2%
J.B. Hunt Transport Services, Inc.	3,517	$573,095
Kansas City Southern	2,318	656,852
Knight-Swift Transportation Holdings, Inc.	18,995	863,513
Landstar System, Inc.	726	114,722
Norfolk Southern Corp.	24,536	6,512,100
Union Pacific Corp.	44,251	9,732,122
		$18,452,404
Semiconductors & Semiconductor Equipment — 2.7%
Amkor Technology, Inc.	15,472	$366,222
Analog Devices, Inc.	24,171	4,161,279
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Broadcom, Inc.	9,776	$ 4,661,588
Cree, Inc.(1)	13,013	1,274,363
First Solar, Inc.(1)	28,657	2,593,745
Intel Corp.	431,719	24,236,705
Marvell Technology, Inc.	38,353	2,237,130
Maxim Integrated Products, Inc.	3,748	394,889
MKS Instruments, Inc.	3,383	602,005
ON Semiconductor Corp.(1)	1,850	70,818
Skyworks Solutions, Inc.	1,738	333,262
		$40,932,006
Software — 1.3%
Altair Engineering, Inc., Class A(1)	4,025	$277,604
Anaplan, Inc.(1)	5,190	276,627
Appian Corp.(1)(2)	2,504	344,926
Black Knight, Inc.(1)	6,707	523,012
CDK Global, Inc.	18,603	924,383
Cloudera, Inc.(1)	25,572	405,572
CrowdStrike Holdings, Inc., Class A(1)	29,311	7,366,147
Dolby Laboratories, Inc., Class A	3,541	348,045
Dropbox, Inc., Class A(1)	45,762	1,387,046
Duck Creek Technologies, Inc.(1)(2)	1,300	56,563
Elastic NV(1)	9,931	1,447,543
Guidewire Software, Inc.(1)	445	50,160
j2 Global, Inc.(1)	230	31,637
nCino, Inc.(1)	9,395	562,948
NortonLifeLock, Inc.	45,494	1,238,347
Nutanix, Inc., Class A(1)	29,204	1,116,177
Oracle Corp.	21,803	1,697,146
Pegasystems, Inc.	541	75,302
Q2 Holdings, Inc.(1)	45	4,616
Splunk, Inc.(1)	195	28,193
Varonis Systems, Inc.(1)	15,889	915,524
Workiva, Inc.(1)	545	60,675
		$19,138,193
Specialty Retail — 1.7%
Advance Auto Parts, Inc.	8,872	$1,820,002
American Eagle Outfitters, Inc.	7,234	271,492
AutoNation, Inc.(1)	6,935	657,507
AutoZone, Inc.(1)	119	177,574
Bed Bath & Beyond, Inc.(1)	16,917	563,167
Best Buy Co., Inc.	31,190	3,586,226
CarMax, Inc.(1)	20,041	2,588,295
Carvana Co.(1)	1,135	342,566
Dick's Sporting Goods, Inc.(2)	8,781	879,768

Calvert
US Large-Cap Value Responsible Index Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Specialty Retail (continued)
Foot Locker, Inc.	14,520	$ 894,868
GameStop Corp., Class A(1)(2)	6,422	1,375,207
Gap, Inc. (The)	27,759	934,090
Home Depot, Inc. (The)	1,131	360,665
L Brands, Inc.	27,889	2,009,681
Lithia Motors, Inc., Class A	4,006	1,376,622
Lowe's Cos., Inc.	22,759	4,414,563
Penske Automotive Group, Inc.	4,750	358,578
TJX Cos., Inc. (The)	13,419	904,709
Tractor Supply Co.	1,304	242,622
Ulta Beauty, Inc.(1)	549	189,828
Vroom, Inc.(1)(2)	15,067	630,705
Williams-Sonoma, Inc.	4,061	648,339
		$25,227,074
Technology Hardware, Storage & Peripherals — 1.0%
Dell Technologies, Inc., Class C(1)	36,270	$3,615,031
Hewlett Packard Enterprise Co.	202,478	2,952,129
HP, Inc.	185,231	5,592,124
NCR Corp.(1)	9,090	414,595
NetApp, Inc.	6,666	545,412
Pure Storage, Inc., Class A(1)	9,413	183,836
Seagate Technology Holdings PLC	17,493	1,538,159
Xerox Holdings Corp.	25,499	598,972
		$15,440,258
Textiles, Apparel & Luxury Goods — 0.3%
Capri Holdings, Ltd.(1)	10,673	$610,389
Columbia Sportswear Co.	2,427	238,720
Hanesbrands, Inc.	8,890	165,976
Levi Strauss & Co., Class A	3,689	102,259
Ralph Lauren Corp.	3,716	437,782
Skechers USA, Inc., Class A(1)	5,786	288,316
Tapestry, Inc.(1)	22,288	969,082
Under Armour, Inc., Class A(1)	21,805	461,176
VF Corp.	7,522	617,105
		$3,890,805
Thrifts & Mortgage Finance — 0.2%
Essent Group, Ltd.	18,226	$819,259
MGIC Investment Corp.	60,056	816,762
New York Community Bancorp, Inc.	69,429	765,107
TFS Financial Corp.	12,192	247,498
		$2,648,626
Security	Shares	Value
Trading Companies & Distributors — 0.3%
Air Lease Corp.	24,174	$ 1,009,023
Fastenal Co.	5,327	277,004
MSC Industrial Direct Co., Inc., Class A	10,454	938,038
United Rentals, Inc.(1)	3,315	1,057,518
Univar Solutions, Inc.(1)	23,659	576,806
W.W. Grainger, Inc.	1,542	675,396
WESCO International, Inc.(1)	2,933	301,571
		$ 4,835,356
Water Utilities — 0.4%
American Water Works Co., Inc.	27,248	$4,199,734
Essential Utilities, Inc.	52,978	2,421,095
		$6,620,829
Wireless Telecommunication Services — 0.5%
T-Mobile US, Inc.(1)	56,151	$8,132,349
		$8,132,349
Total Common Stocks (identified cost $1,218,204,696)		$1,510,507,674

Short-Term Investments — 0.6%
Affiliated Fund — 0.2%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.07%(4)	3,487,041	$ 3,487,041
Total Affiliated Fund (identified cost $3,487,041)		$ 3,487,041
Securities Lending Collateral — 0.4%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.02%(5)	5,353,011	$ 5,353,011
Total Securities Lending Collateral (identified cost $5,353,011)		$ 5,353,011
Total Short-Term Investments (identified cost $8,840,052)		$ 8,840,052
Total Investments — 100.1% (identified cost $1,227,044,748)		$1,519,347,726
Other Assets, Less Liabilities — (0.1)%		$ (1,444,867)
Net Assets — 100.0%		$1,517,902,859

Calvert
US Large-Cap Value Responsible Index Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at June 30, 2021. The aggregate market value of securities on loan at June 30, 2021 was $11,454,416 and the total market value of the collateral received by the Fund was $11,762,453, comprised of cash of $5,353,011 and U.S. government and/or agencies securities of $6,409,442.
(3)	Amount is less than 0.05%.
(4)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of
June 30, 2021.
(5)	Represents investment of cash collateral received in connection with securities lending.

The Fund did not have any open derivative instruments at June 30, 2021.
At June 30, 2021, the value of the Fund's investment in affiliated funds was $3,487,041, which represents 0.2% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended June 30, 2021 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Calvert Cash Reserves Fund, LLC	$67,939	$222,474,096	$(219,054,688)	$(306)	$ —	$3,487,041	$2,800	3,487,041
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2021, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,510,507,674(1)	$ —	$ —	$1,510,507,674
Short-Term Investments:
Affiliated Fund	—	3,487,041	—	3,487,041
Securities Lending Collateral	5,353,011	—	—	5,353,011
Total Investments	$1,515,860,685	$3,487,041	$ —	$1,519,347,726

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.